Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
RelatedPartyTransactionsLineItems [Line Items]
Schedule of Related Party Balances and Transactions

The components of transactions to related parties are as follows:

	December 31	December 31
Payables to related parties	2019	2018
Key management personnel (a)	$971	$104
Hunter Dickinson Services Inc. (b)	124	401
RSU liability	–	80
Total payables	$1,095	$585

(a)	Transactions and Balances with Key Management Personnel ("KMP")

(b)	Transactions and Balances with other Related Parties

Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Schedule of Outstanding Balances

Transactions	2019	2018
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,430	$2,595
Amounts paid and payable to KMP [2]	4,443	3,991
Bonuses paid to KMP [3]	1,053	1,430
Interest payable on loans received from KMP [5]	4	–
	7,930	8,016
Share-based compensation [4]	2,736	3,681
Total compensation	$10,666	$11,697

Notes to table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through Hunter Dickinson Services Inc. ("HDSI") (refer (b)).

2.	Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the PLP CEO, PMC Chair and PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering is employed by the Group through a wholly-owned US subsidiary of HDSI ("HDUS"). The Group reimburses HDUS for costs incurred.

3.	In 2019, incentive bonuses were paid to the CFO, EVP, Environment and Sustainability, VP, Corporate Communications, SVP, Engineering, VP, Permitting, PLP CEO, the Company Secretary, and a performance bonus was paid to the PLP CEO for the 2018 fiscal year. In 2018, incentive bonuses were paid to the SVP, Environment and Sustainability, VP, Corporate Communications and VP, Permitting, and a performance bonus was paid to the PLP CEO for the 2017 fiscal year.

4.	Represents cost of RSUs and share purchase options issued and/or vesting during the respective periods.

5.	The Group’s Board Chair and CEO advanced $967 to the Group pursuant to the Credit Facility (note 8) and have accrued interest of $4 to December 31, 2019. Subsequent to the reporting period, these loans including interest earned to date were repaid (note 17).

Hunter Dickinson Services Inc. [Member]
RelatedPartyTransactionsLineItems [Line Items]
Schedule of Outstanding Balances

For the year ended December 31, 2019, and 2018, the aggregate value of transactions were as follows:

Transactions	2019	2018
Services rendered by HDSI:
Technical
Engineering	$1,018	$1,199
Environmental	459	706
Socioeconomic	429	462
Other technical services	154	316
	2,060	2,683
General and administrative
Management, corporate communications, secretarial, financial and administration	2,292	2,326
Shareholder communication	594	627
	2,886	2,953

Total for services rendered	4,946	5,636

Reimbursement of third party expenses
Conferences and travel	393	502
Insurance	50	70
Office supplies and information technology	431	319
Total reimbursed	874	891

Total value of transactions	$5,820	$6,527